Share-Based Compensation Plan - Schedule of grant for Each Option Using the Black- Scholes Option (Details) - Black- Scholes Option Pricing Model [Member] - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of each Share Options [Line Items]
Exercise price (in Brazil Real per share)	R$ 2.32	R$ 2.32
Dividend yield	0.00%	0.00%	0.00%
Bottom of Range [Member]
Schedule of Fair Value of each Share Options [Line Items]
Exercise price (in Brazil Real per share)			R$ 0.5
Fair value of common share (in Brazil Real per share)	R$ 2.7	R$ 2.7	R$ 0.5
Volatility	54.90%	54.90%	52.20%
Risk-free interest rate	10.63%	10.63%	6.58%
Expected option life	5	5	4.9
Top of Range [Member]
Schedule of Fair Value of each Share Options [Line Items]
Exercise price (in Brazil Real per share)			R$ 2.32
Fair value of common share (in Brazil Real per share)	R$ 3.26	R$ 3.26	R$ 2.32
Volatility	58.40%	58.40%	55.30%
Risk-free interest rate	12.52%	12.52%	11.45%
Expected option life	7	7	7